Prepaid Deposits	6 Months Ended
Jun. 30, 2017
Prepaid Deposits
Prepaid Deposits

NOTE 3 – PREPAID DEPOSITS

The Company had prepaid deposits of $54,278 and $0 at June 30, 2017 and December 31, 2016, respectively. The prepaid deposits of $54,278 at June 30, 2017 consisted of (i) $30,000 prepayment to a related party specializing in designing, implementing and maintaining B2B software solutions for Anvia eco-system for tradesmen in Australia and globally (Note 5), (ii) $20,000 prepaid to a third party for performing due diligence on an entity named All Crescent Sdn Bhd located in Malaysia for future potential acquisition, (iii) $3,700 prepaid to Australian Institute for locating future acquisition targets for the Company, and (iv) $578 prepaid security deposit for the lease commitment (Note 7).